Summary of Significant Accounting Policies (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Plan expense account, balance	$ 14,483
Plan expenses paid	$ 47,086
Putnam Stable Value Fund SA
EBP, Accounting Policy [Line Items]
Liquidation redemption notice period	1 year
Transferred amounts, non-compete period	90 days